Stock-Based Compensation - Summary of Option Activities (Details) - Options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Range of Exercise Prices
Options Outstanding (in shares)		551
Weighted Average Exercise Price (in dollars per share)		$ 28.85
Options Exercisable (in shares)		72
Weighted Average Exercise Price (in dollars per share)		$ 3.50
Weighted Average Remaining Contractual Life (In years)		2 months 12 days
$3.43 - $3.50
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 3.43
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 3.50
Options Outstanding (in shares)		72
Weighted Average Exercise Price (in dollars per share)		$ 3.50
Options Exercisable (in shares)		72
Weighted Average Exercise Price (in dollars per share)		$ 3.50
Weighted Average Remaining Contractual Life (In years)		2 months 12 days
$32.68
Range of Exercise Prices
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 32.68	$ 32.68
Options Outstanding (in shares)	387	479
Weighted Average Exercise Price (in dollars per share)	$ 32.68	$ 32.68
Options Exercisable (in shares)	82	0
Weighted Average Exercise Price (in dollars per share)	$ 32.68	$ 0
Weighted Average Remaining Contractual Life (In years)	5 years 7 months 6 days	0 years